(LOSS) EARNINGS PER SHARE - Disclosure of (loss) earnings per share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net income (loss) attributable to common shareholders - basic and diluted	$ (13,444)	$ 82,726
Weighted-average number of common shares	295,306	288,560
Effect of dilutive securities:
Stock options	0	2,419
Weighted-average number of diluted common shares	295,306	290,979
Earnings (loss) per common share
Basic earnings (loss) per share	$ (0.05)	$ 0.29
Diluted earnings (loss) per share	$ (0.05)	$ 0.28